Exhibit 99.1

World Omni Auto Receivables Trust 2021-D
Monthly Servicer Certificate
November 30, 2024

Dates Covered
Collections Period	11/01/24 - 11/30/24
Interest Accrual Period	11/15/24 - 12/15/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	12/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/24	264,168,636.46	22,129
Yield Supplement Overcollateralization Amount 10/31/24	2,847,802.06	0
Receivables Balance 10/31/24	267,016,438.52	22,129
Principal Payments	14,078,916.14	417
Defaulted Receivables	332,798.39	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/24	2,581,130.35	0
Pool Balance at 11/30/24	250,023,593.64	21,692

Pool Statistics	$ Amount	# of Accounts
Pool Factor	21.33%
Prepayment ABS Speed	1.12%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	5,624,814.57	324
Past Due 61-90 days	1,875,691.20	110
Past Due 91-120 days	494,061.16	25
Past Due 121+ days	0.00	0
Total	7,994,566.93	459

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.16%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.94%
Delinquency Trigger Occurred	NO

Recoveries	168,875.06
Aggregate Net Losses/(Gains) - November 2024	163,923.33
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.74%
Prior Net Losses/(Gains) Ratio	0.26%
Second Prior Net Losses/(Gains) Ratio	-0.01%
Third Prior Net Losses/(Gains) Ratio	0.13%
Four Month Average	0.28%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.48%

Overcollateralization Target Amount	5,755,408.97
Actual Overcollateralization	5,755,408.97
Weighted Average Contract Rate	4.14%
Weighted Average Contract Rate, Yield Adjusted	5.21%
Weighted Average Remaining Term	27.92

Flow of Funds	$ Amount
Collections	15,138,703.95
Investment Earnings on Cash Accounts	12,742.81
Servicing Fee	(222,513.70)
Transfer to Collection Account	-
Available Funds	14,928,933.06

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	168,850.60
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	8,389,633.85
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,755,408.97
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	546,547.97

Total Distributions of Available Funds	14,928,933.06

Servicing Fee	222,513.70
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 11/15/24	258,413,227.49
Principal Paid	14,145,042.82
Note Balance @ 12/16/24	244,268,184.67

Class A-1
Note Balance @ 11/15/24	0.00
Principal Paid	0.00
Note Balance @ 12/16/24	0.00
Note Factor @ 12/16/24	0.0000000%

Class A-2
Note Balance @ 11/15/24	0.00
Principal Paid	0.00
Note Balance @ 12/16/24	0.00
Note Factor @ 12/16/24	0.0000000%

Class A-3
Note Balance @ 11/15/24	85,013,227.49
Principal Paid	14,145,042.82
Note Balance @ 12/16/24	70,868,184.67
Note Factor @ 12/16/24	18.2932846%

Class A-4
Note Balance @ 11/15/24	121,600,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	121,600,000.00
Note Factor @ 12/16/24	100.0000000%

Class B
Note Balance @ 11/15/24	34,530,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	34,530,000.00
Note Factor @ 12/16/24	100.0000000%

Class C
Note Balance @ 11/15/24	17,270,000.00
Principal Paid	0.00
Note Balance @ 12/16/24	17,270,000.00
Note Factor @ 12/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	237,342.27
Total Principal Paid	14,145,042.82
Total Paid	14,382,385.09

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.81000%
Interest Paid	57,383.93
Principal Paid	14,145,042.82
Total Paid to A-3 Holders	14,202,426.75

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2067081
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.3193196
Total Distribution Amount	12.5260277

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1481258
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	36.5127590
Total A-3 Distribution Amount	36.6608848

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	593.11
Noteholders' Principal Distributable Amount	406.89

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/24	2,877,704.48
Investment Earnings	10,761.72
Investment Earnings Paid	(10,761.72)
Deposit/(Withdrawal)	-
Balance as of 12/16/24	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,302,852.24	$4,291,629.33	$2,269,302.97
Number of Extensions	138	249	126
Ratio of extensions to Beginning of Period Receivables Balance	0.86%	1.52%	0.76%